Related Party Transactions and Balances (Tables)	12 Months Ended
Nov. 30, 2023
Related Party Transactions and Balances [Abstract]
Schedule of Fund Advance to Director and Related Parties	Fund advance to director and related parties:
	Relationship	As of November 30,
	with the Group	2022	2023	2023
		HK$	HK$	US$
Wai Lau	Ms. Wai Lau is a director, CEO and shareholder of the Company	37,937	—	—
Total		37,937	—	—
Fund advance from director and related parties:
	Relationship	As of November 30,
	with the Group	2022	2023	2023
		HK$	HK$	US$
Wai Lau	Ms. Wai Lau is a director, CEO and shareholder of the Company	—	6,358,430	814,192
Shenzhen Huiyue Technology Co., Ltd	An entity wholly owned by Ms. Wai Lau	—	1,177,929	150,832
Total		—	7,536,359	965,024